Interests in subsidiaries	12 Months Ended
Jun. 30, 2019
Investments accounted for using equity method [abstract]
Interests in subsidiaries

Note 32. Interests in subsidiaries

The consolidated financial statements incorporate the assets, liabilities and results of the following subsidiaries in accordance with the accounting policy described in note 2:

		Ownership interest
Name	Principal place of business / Country of incorporation	2019%	2018%

Kazia Laboratories Pty Ltd	Australia	100.00%	100.00%
Kazia Research Pty Ltd	Australia	100.00%	100.00%
Kazia Therapeutics Inc.	United States of America	100.00%	100.00%
Glioblast Pty Ltd	Australia	100.00%	100.00%